Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities [Abstract]
Net Income	$ 4,700	$ 2,294	$ 2,263	$ 1,002	$ 3,498	$ 2,137	$ 3,079	$ 1,193	$ 10,259	$ 9,907	$ 11,944
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Common stock issued to ESOP									0	(328)	(295)
Change in other assets									(408)	1,528	1,996
Net cash provided by operating activities									12,491	14,753	18,141
Cash flows from investing activities [Abstract]
Net cash provided by (used in) investing activities									(88,685)	(26,409)	(12,726)
Cash flows from financing activities [Abstract]
Proceeds from common stock through dividend reinvestment									0	1,407	1,325
Cash dividends paid									(4,022)	(4,000)	(3,967)
Net cash provided by (used in) by financing activities									162,141	(7,168)	(8,808)
Cash and cash equivalents [Abstract]
Cash and cash equivalents at beginning of year				52,356					52,356
Cash and cash equivalents at end of year	138,303				52,356				138,303	52,356
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income									10,259	9,907	11,944
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries									(6,606)	(6,188)	(8,368)
Common stock issued to ESOP									0	328	295
Change in other assets									16	45	(26)
Change in other liabilities									832	(214)	262
Net cash provided by operating activities									4,501	3,878	4,107
Cash flows from investing activities [Abstract]
Change in notes receivable									360	1,037	320
Net cash provided by (used in) investing activities									360	1,037	320
Cash flows from financing activities [Abstract]
Change in notes payable									(1,035)	(2,046)	(1,045)
Proceeds from common stock through dividend reinvestment									0	1,407	1,325
Cash dividends paid									(4,022)	(4,000)	(3,967)
Net cash provided by (used in) by financing activities									(5,057)	(4,639)	(3,687)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents									(196)	276	740
Cash and cash equivalents at beginning of year				$ 4,308				$ 4,032	4,308	4,032	3,292
Cash and cash equivalents at end of year	$ 4,112				$ 4,308				$ 4,112	$ 4,308	$ 4,032